ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Account receivable
Trade accounts receivable	$ 720,332	$ 322,201	$ 597,505
Other accounts receivable	111,605	116,905	118,191
Income tax receivable	537,518	547,951
Total trade and other accounts receivables	1,369,455	987,057	715,696
Accounts receivable write down	0	0	64,600
Accounts Receivables
Account receivable
Trade receivables	720,332	322,201	597,505
Accounts receivable write down	0	0	64,600
Accounts Receivables | Loss allowance
Account receivable
Trade receivables	(22,194)	(20,001)	(23,567)
Accounts Receivables | Not past due
Account receivable
Trade receivables	588,853	195,545	472,257
Accounts Receivables | Past due 0 - 30 days
Account receivable
Trade receivables	46,618		14,139
Accounts Receivables | 30 - 60 days
Account receivable
Trade receivables		35,114	20,000
Accounts Receivables | 60 - 90 days
Account receivable
Trade receivables		11,543
Accounts Receivables | 90 - 120 days
Account receivable
Trade receivables	20,000
Accounts Receivables | Over 120 days
Account receivable
Trade receivables	$ 87,055	$ 100,000	$ 114,676